Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CYBER HORNET TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000146106
Shareholder Report [Line Items]
Fund Name	CYBER HORNET S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	INDEX
Additional Information Phone Number	1-844-464-6339
Additional Information Website	https://funddocs.filepoint.com/onefund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 147,863,663
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$147,863,663
Number of Portfolio Holdings	505
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	30%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.9%
Materials	2.1%
Utilities	2.5%
Energy	4.1%
Consumer Staples	5.3%
Industrials	8.9%
Health Care	9.5%
Consumer Discretionary	9.7%
Communications	10.7%
Financials	12.3%
Technology	32.9%